Average Annual Total Returns{- Franklin Liberty Federal Tax-Free Bond ETF} - Franklin Templeton ETF Trust 4-09 - Franklin Liberty Federal Tax-Free Bond ETF	Franklin Liberty Federal Tax-Free Bond ETF Return Before Taxes Past 1 year	Franklin Liberty Federal Tax-Free Bond ETF Return Before Taxes Since Inception	Franklin Liberty Federal Tax-Free Bond ETF After Taxes on Distributions Past 1 year	Franklin Liberty Federal Tax-Free Bond ETF After Taxes on Distributions Since Inception	Franklin Liberty Federal Tax-Free Bond ETF After Taxes on Distributions and Sales Past 1 year	Franklin Liberty Federal Tax-Free Bond ETF After Taxes on Distributions and Sales Since Inception	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays Municipal Bond Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	8.96%	4.24%	8.96%	4.24%	6.35%	3.82%	7.54%	3.83%